Equity (Tables)	3 Months Ended
Jan. 31, 2025
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding

(Canadian $ in millions, except as noted)			January 31, 2025			October 31, 2024
	Number of shares	Amount	Dividends declared per share (2)	Number of shares	Amount	Dividends declared per share (2)	Convertible into
Preferred Shares - Classified as Equity
Class B – Series 31	-	$-	$-	12,000,000	$300	$0.96	Class B -Series 32	(3) (4)
Class B – Series 33	8,000,000	200	0.19	8,000,000	200	0.76	Class B -Series 34	(3) (4)
Class B – Series 44	16,000,000	400	0.43	16,000,000	400	1.70	Class B -Series 45	(3) (4)
Class B – Series 50	500,000	500	-	500,000	500	73.73	Not convertible	(4)
Class B – Series 52	650,000	650	-	650,000	650	70.57	Not convertible	(4)
Preferred Shares - Classified as Equity		$1,750			$2,050
							Recourse to
Other Equity Instruments
4.800% Additional Tier 1 Capital Notes (AT1 Notes)		$658			$658		-	(4) (5) (7)
4.300% Limited Recourse Capital Notes, Series 1 (Series 1 LRCNs)		1,250			1,250	Preferred Shares Series 48		(4) (6) (7)
5.625% Limited Recourse Capital Notes, Series 2 (Series 2 LRCNs)		750			750	Preferred Shares Series 49		(4) (6) (7)
7.325% Limited Recourse Capital Notes, Series 3 (Series 3 LRCNs)		1,000			1,000	Preferred Shares Series 51		(4) (6) (7)
7.700% Limited Recourse Capital Notes, Series 4 (Series 4 LRCNs)		1,356			1,356	Preferred Shares Series 53		(4) (6) (7)
7.300% Limited Recourse Capital Notes, Series 5 (Series 5 LRCNs)		1,023			1,023	Preferred Shares Series 54		(4) (6) (7)
Other Equity Instruments		6,037			6,037
Preferred Shares and Other Equity Instruments		7,787			8,087
Common Shares	728,763,569	$23,923	$1.59	729,529,876	$23,921	$6.12		(8) (9) (10)

(1)	For additional information refer to Notes 17 and 21 of our annual consolidated financial statements for the year ended October 31, 2024.
(2)
Represents
year-to-date
dividends declared per share as at reporting date.
Non-cumulative
dividends on preferred shares are payable quarterly as and when declared by the Board of Directors, except for Class B – Series 50 and 52 preferred share dividends, which are payable semi-annually.

(3)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates, subject to certain conditions.
(4)
The instruments issued include a NVCC provision, which is necessary for the preferred shares, AT1 Notes and by virtue of the recourse to the Preferred Shares Series 48, Preferred Shares Series 49, Preferred Shares Series 51, Preferred Shares Series 53 and Preferred Shares Series 54 (collectively, the LRCN Preferred Shares) for Series 1, Series 2, Series 3, Series 4 and Series 5 LRCNs (collectively, the LRCNs), respectively, to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share, including the LRCN Preferred Shares and AT1 Notes, is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument, including declared and unpaid dividends, by the conversion price and then applying the multiplier.

(5)	The notes had an initial interest rate of 4.800% and reset on August 25, 2024 to 6.709%.
(6)
Non-deferrable
interest is payable semi-annually on the Series 1, Series 2 and Series 3 LRCNs and quarterly on the Series 4 and Series 5 LRCNs at the bank’s discretion.
Non-payment
of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of the LRCN Preferred Shares, each series of which is issued concurrently with the corresponding LRCNs and are eliminated on consolidation. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances where the LRCN Preferred Shares are converted into common shares of the bank under the NVCC provision, the LRCNs would be redeemed and the noteholders’ sole remedy would be their proportionate share of trust assets, then comprised of common shares of the bank received by the trust on conversion.

(7)	The rates represent the annual interest rate percentage applicable to the notes issued as at the reporting date.
(8)
The stock options issued under the Stock Option Plan are convertible into 6,796,715 common shares as at January 31, 2025 (6,554,492 common shares as at October 31, 2024) of which 3,292,163 are exercisable as at January 31, 2025 (2,856,460 as at October 31, 2024).

(9)
During the three months ended January 31, 2025, we issued nil common shares, under the Shareholder Dividend Reinvestment and Share Purchase Plan (4,057,988 common shares during the three months ended January 31, 2024) and we issued 474,410 common shares, under the Stock Option Plan (390,996 common shares during the three months ended January 31, 2024).

(10)	Common shares are net of 95,889 treasury shares as at January 31, 2025 (55,172 treasury shares as at October 31, 2024).